Leases (Tables)	12 Months Ended
Jun. 30, 2025
Leases
Schedule of future minimum payments
	06.30.2025	06.30.2024	06.30.2023
No later than one year	5,576	1,696	1,513
Later than one year and not later than five years	3,648	8,843	7,966
Later than five years	25	16,217	18,331
	9,249	26,756	27,810

Schedule of non-cancellable operating leases
	06.30.2025	06.30.2024	06.30.2023
No later than one year	53,738	58,827	62,682
Later than one year and not later than five years	51,081	45,770	62,283
Later than five years	585	289	2,993
	105,404	104,886	127,958